Schedule of Property and Equipment (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 6,156,319	$ 4,712,598
Less: accumulated depreciation and amortization	(1,918,852)	(1,022,016)
Total property and equipment, net	4,237,467	3,703,582
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	1,133,654	308,411
Analyzers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	1,139,352	1,421,293
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	290,754	244,454
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	1,060,993	910,643
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	366,945	366,945
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	16,145	11,730
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 2,148,476	$ 1,462,122